Loans and advances, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for loans and advances
Beginning balance	¥ (1,259,625)	¥ (770,350)	¥ (406,290)
Current year provision	(803,736)	(1,239,962)	(751,572)
Recoveries of loans previously written off	(54,481)	(35,107)	(28,258)
Write-offs	603,656	778,398	415,770
Deregistration of subsidiary		7,396
Ending balance	(1,514,186)	(1,259,625)	(770,350)
Loans receivable | Auto-backed loans
Allowance for loans and advances
Beginning balance	(3,210)	(13,013)	(5,149)
Current year provision	591	9,803	(7,864)
Recoveries of loans previously written off	0	0	0
Write-offs	0	0	0
Deregistration of subsidiary	0	0
Ending balance	(2,619)	(3,210)	(13,013)
Loans receivable | Other secured loans
Allowance for loans and advances
Beginning balance	(2,893)	(5,340)	(913)
Current year provision	975	2,447	(4,427)
Recoveries of loans previously written off	0	0	0
Write-offs	0	0	0
Deregistration of subsidiary	0	0
Ending balance	(1,918)	(2,893)	(5,340)
Loans receivable | Unsecured loans
Allowance for loans and advances
Beginning balance	(25,565)	(60,409)	(64,515)
Current year provision	3,212	34,844	4,106
Recoveries of loans previously written off	0	0	0
Write-offs	0	0	0
Deregistration of subsidiary	0	0
Ending balance	(22,353)	(25,565)	(60,409)
Acquired non-performing loans | Auto-backed loans
Allowance for loans and advances
Beginning balance	(903,385)	(467,774)	(252,174)
Current year provision	(265,167)	(790,565)	(430,213)
Recoveries of loans previously written off	(52,931)	(33,587)	(27,879)
Write-offs	22,857	388,541	242,492
Ending balance	(1,198,626)	(903,385)	(467,774)
Acquired non-performing loans | Other secured loans
Allowance for loans and advances
Beginning balance	(78,598)	(38,701)	(3,755)
Current year provision	(204,196)	(42,696)	(53,245)
Recoveries of loans previously written off	(164)	(1,180)	(24)
Write-offs	1,883	3,979	18,323
Deregistration of subsidiary		0
Ending balance	(281,075)	(78,598)	(38,701)
Acquired non-performing loans | Unsecured loans
Allowance for loans and advances
Beginning balance	(245,974)	(185,113)	(79,784)
Current year provision	(339,151)	(453,795)	(259,929)
Recoveries of loans previously written off	(1,386)	(340)	(355)
Write-offs	578,916	385,878	154,955
Deregistration of subsidiary		7,396
Ending balance	¥ (7,595)	¥ (245,974)	¥ (185,113)